SHARE-BASED COMPENSATION Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Exercisable, Number	1,965,633	1,934,215		1,911,565	1,543,284
Number of Shares
Options outstanding at beginning of period (in shares)	2,948,874		3,081,674
Granted (in shares)	0	645,670	512,700
Exercised (in shares)	(139,270)	(501,400)	(224,973)
Cancelled (in shares)	(476,715)	(277,070)	(392,467)
Options outstanding at end of period (in shares)	2,332,889	2,948,874
Option Exercise Price
Granted, lower limit (in dollars per share)	$ 0.00	$ 13.16	$ 11.18
Granted, upper limit (in dollars per share)	0.00	17.71	16.08
Exercised, lower limit (in dollars per share)	5.00	5.00	5.00
Exercised, upper limit (in dollars per share)	10.00	14.88	14.57
Cancelled, lower limit (in dollars per share)	5.50	5.00	5.00
Cancelled, upper limit (in dollars per share)	17.11	17.11	16.08
Weighted Average Exercise Price
Granted (in dollars per share)	0.00	17.10	12.18
Exercised (in dollars per share)	5.65	8.19	8.10
Cancelled (in dollars per share)	$ 13.00	$ 13.52	$ 11.94